PROPERTY, PLANT AND EQUIPMENT (Details 1) - Assets Leased to Others [Member] - Building [Member] - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Property Subject to or Available for Operating Lease [Line Items]
Buildings leased to others - at original cost	$ 10,086	$ 10,962
Less: accumulated depreciation	(3,725)	(3,808)
Buildings leased to others - net	$ 6,361	$ 7,154